Distribution of Total Assets by Geographical Area (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Assets	$ 1,812,792	$ 1,528,850
Ireland
Segment Reporting Information [Line Items]
Assets	618,393	495,747
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	391,883	324,086
United States
Segment Reporting Information [Line Items]
Assets	746,332	648,559
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 56,184	$ 60,458